Accrued expenses and other payables (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Text Block Supplement [Abstract]
Schedule of Accrued expenses	Accrued expenses consisted of the following:
	As of March 31, 2026	As of March 31, 2025
Payroll payable	$68,101	$57,574
Taxes payable	173,051	-
Other payable	37,748	85,565
Total	$278,900	$143,139